Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses
Prepaid Expenses

Note 3 – Prepaid Expenses

As of September 30, 2022, and December 31, 2021, prepaid expenses were approximately $123,000 and $120,000, respectively, and included prepaid manufacturing expenses for the Company’s clinical development candidate MLR-1019 and other prepaid expenses recorded on the accompanying balance sheet.

Note 3 – Prepaid Expenses

As of December 31, 2021, prepaid expenses totaled approximately $120,000 and included prepaid manufacturing expenses for the Company’s clinical development candidate MLR-1019. As of December 31, 2020, no prepaids were recorded on the accompanying balance sheet.